Joint Arrangements - Joint Ventures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Share of equity investment	40.00%
Share of income from equity-accounted affiliate	$ 31	$ 53
Investments in joint ventures accounted for using equity method	202	294
Distributions received	94	107
Joint venture, contributions	0	0
Husky Midstream Limited Partnership
Disclosure of joint ventures [line items]
Distributions received	40	65
Joint venture, contributions	2	51
Unrecognised share of losses of joint ventures	58	48
Other Joint Ventures
Disclosure of joint ventures [line items]
Investments in joint ventures accounted for using equity method	$ 93	$ 105